Long-term Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments accounted for using the equity method
Summary of development of the entity's equity method investment

The following table summarises the development of the long-term investments during year 2021:

				Breakpoint
	Exscientia		NephThera	Therapeutics	Insignificant
in k€	plc		GmbH2)	GmbH	investments	Total
Balance at 1 January 2021	21,040		486	1,918	16,266	39,710
Additions	—		—	3,667	7,244	10,911
Pro rata net result	(1,577)		(486)	(2,811)	(11,696)	(16,570)
Loss against other current assets	—		—	—	977	977
Impairment	—		—	—	(2,497)	(2,497)
Discontinued use of equity method	(19,463)	1)	—	—	—	(19,463)
Net book value 31 December 2021	—		—	2,774	10,294	13,068
1)In the first half of 2021, Evotec did not participate in two financing rounds of Exscientia plc (before: Exscientia Ltd.), resulting in Evotec’s shareholding decreasing from 20.32% to 14.84%. In the third quarter of 2021, Exscientia plc was listed for the first time on the NASDAQ and the shareholding further decreased through dilution to 11.70% as of 31 December 2021 through dilution. Consequently, Exscientia plc is no longer accounted for using the equity method but at fair value in accordance with IFRS 9.

2)NephThera GmbH is a joint venture.

The following table summarises the development of the long-term investment during the year 2020:

			Breakpoint
	Exscientia	NephThera	Therapeutics	Insignificant
in k€	plc	GmbH1)	GmbH	investments	Total
Balance at 1 January 2020	16,236	—	5,900	7,631	29,767
Additions	9,194	14	—	11,170	20,378
Pro rata net result	(4,390)	(3,378)	(3,982)	(5,524)	(17,274)
Adjustments	—	3,850	—	2,989	6,839
Net book value 31 December 2020	21,040	486	1,918	16,266	39,710
1)	NephThera GmbH is a joint venture.

Schedule of financial information of significant investments

Further financial information on the significant investments accounted for using the equity method is presented below:

		Breakpoint
	NephThera	Therapeutics
	GmbH	GmbH
2021	k€	k€
Current assets	8,013	18,501
Non-current assets	10	2
Current liabilities	525	719
Non-current liabilities	—	—
Revenues from 1 Jan to 31 Dec	—	—
Net result from 1 Jan to 31 Dec	(5,769)	(8,283)

			Breakpoint
	Exscientia	NephThera	Therapeutics
	plc*	GmbH	GmbH
2020	k€	k€	k€
Current assets	75,882	3,683	4,229
Non-current assets	11,306	—	4
Current liabilities	20,854	413	664
Non-current liabilities	—	—	—
Revenues from 1 Jan to 31 Dec	10,786	—	—
Net result from 1 Jan to 31 Dec	(21,935)	(6,755)	(8,231)

*Net result included prior year adjustment k€ 2,165